TIAA SEPARATE ACCOUNT VA-1 (“VA-1”)

SUPPLEMENT NO. 1

dated January 14, 2019

to the Prospectus dated May 1, 2018

Effective immediately, the following paragraph is hereby inserted immediately following the section entitled “Condensed financial information” on page 41 of the Prospectus:

Proposals for action at the 2019 investor meeting

We anticipate that the next meeting of investors of VA-1 will be held in July 2019; however, the exact date, time and location of such meeting have yet to be determined. Proposals submitted by or on behalf of investors pursuant to Rule 14a-8 under the Securities Exchange Act of 1934 for inclusion in the proxy materials for the 2019 investor meeting must be received by VA-1’s Corporate Secretary no earlier than January 2, 2019 and no later than March 15, 2019. The submission of a proposal does not assure its inclusion in VA-1’s proxy statement or presentation at the meeting. Unless VA-1 is notified by April 24, 2019 of other matters that may be properly brought before the 2019 investor’s meeting by or on behalf of investors, the persons named in the proxy will have the discretion to vote on those matters as they see fit.

A40447 (1/19)

TIAA SEPARATE ACCOUNT VA-1

SUPPLEMENT NO. 2

dated January 14, 2019 to the Statement of Additional Information (“SAI”) dated May 1, 2018, as amended August 1, 2018

Officer changes

Steven Gruppo, J. Keith Morgan and Ronald Pressman no longer serve as officers of the TIAA Separate Account VA-1. Effective immediately, all references to Mr. Gruppo, Mr. Morgan and Mr. Pressman should be removed. Additionally, the following is hereby added to the chart appearing under the sub-section entitled “Officers” of the section entitled “Management of the separate account” beginning on page 19 of the SAI:

Name, address and year of birth (“YOB”)	Position(s) held with registrant	Term of office and length of time served	Principal occupation(s) during past 5 years
Phillip T. Rollock TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President, Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2018.	Executive Vice President and Chief Legal Officer of TIAA and the TIAA-CREF Fund Complex. Previously, Senior Managing Director, Deputy General Counsel and Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.

A40460 (1/19)